Insurance Contract Liabilities and Reinsurance Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Insurance Contract Liabilities and Reinsurance Assets
Note 6    Insurance Contract Liabilities and Reinsurance Assets
(a) Insurance contract liabilities and reinsurance assets
Insurance contract liabilities are reported gross of reinsurance ceded and the ceded liabilities are reported separately as reinsurance assets. Insurance contract liabilities include actuarial liabilities, benefits payable, provision for unreported claims and policyholder amounts on deposit. The components of gross and net insurance contract liabilities are shown below.

As at December 31,	2021	2020

Insurance contract liabilities	$374,890	$369,230

Benefits payable and provision for unreported claims	5,251	4,837

Policyholder amounts on deposit	12,134	11,487

Gross insurance contract liabilities	392,275	385,554

Reinsurance assets (1)	(44,531)	(45,769)

Net insurance contract liabilities	$347,744	$339,785

(1)	Reinsurance assets of $48 (2020 – $67) are related to investment contract liabilities, refer to note 7(b).
Net insurance contract liabilities represent the amount which, together with estimated future premiums and net investment income, will be sufficient to pay estimated future benefits, policyholder dividends and refunds, taxes (other than income taxes) and expenses on policies in-force
net of reinsurance premiums and recoveries.
Net insurance contract liabilities are determined using CALM, as required by the Canadian Institute of Actuaries.
The determination of net insurance contract liabilities is based on an explicit projection of cash flows using current assumptions for each material cash flow item. Investment returns are projected using the current asset portfolios and projected reinvestment strategies.
Each assumption is based on the best estimate adjusted by a margin for adverse deviation. For fixed income returns, this margin is established by scenario testing a range of prescribed and company-developed scenarios consistent with Canadian Actuarial Standards of Practice. For all other assumptions, this margin is established by directly adjusting the best estimate assumption.
Cash flows used in the net insurance contract liabilities valuation adjust the gross policy cash flows to reflect projected cash flows from ceded reinsurance. The cash flow impact of ceded reinsurance varies depending upon the amount of reinsurance, the structure of reinsurance treaties, the expected economic benefit from treaty cash flows and the impact of margins for adverse deviation. Gross insurance contract liabilities are determined by discounting gross policy cash flows using the same discount rate as the net CALM model discount rate.
The reinsurance asset is determined by taking the difference between the gross insurance contract liabilities and the net insurance contract liabilities. The reinsurance asset represents the benefit derived from reinsurance arrangements in force at the date of the Consolidated Statements of Financial Position.
The period used for the projection of cash flows is the policy lifetime for most individual insurance contracts. For other types of contracts, a shorter projection period may be used, with the contract generally ending at the earlier of the first renewal date on or after the Consolidated Statements of Financial Position date where the Company can exercise discretion in renewing its contractual obligations or terms of those obligations and the renewal or adjustment date that maximizes the insurance contract liabilities. For segregated fund products with guarantees, the projection period is generally set as the period that leads to the largest insurance contract liability. Where the projection period is less than the policy lifetime, insurance contract liabilities may be reduced by an allowance for acquisition expenses expected to be recovered from policy cash flows beyond the projection period used for the liabilities. Such allowances are tested for recoverability using assumptions that are consistent with other components of the actuarial valuation.

(b) Composition
The composition of insurance contract liabilities and reinsurance assets by the line of business and reporting segment is as follows.
Gross insurance contract liabilities

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
As at December 31, 2021	Participating	Non- participating

Asia	$64,586	$36,387	$6,869	$3,590	$111,432	$2,749	$114,181

Canada	13,518	44,320	16,554	14,981	89,373	430	89,803

U.S.	8,591	71,077	14,007	53,555	147,230	41,150	188,380

Corporate and Other	–	(676)	22	363	(291)	202	(89)

Total, net of reinsurance ceded	86,695	151,108	37,452	72,489	347,744	$44,531	$392,275

Total reinsurance ceded	8,144	20,767	14,681	939	44,531

Total, gross of reinsurance ceded	$94,839	$171,875	$52,133	$73,428	$392,275

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
As at December 31, 2020	Participating	Non- participating

Asia	$55,262	$36,930	$7,114	$3,652	$102,958	$2,127	$105,085

Canada	12,796	44,468	18,462	14,620	90,346	443	90,789

U.S.	8,422	68,001	16,292	54,224	146,939	42,875	189,814

Corporate and Other	–	(684)	34	192	(458)	324	(134)

Total, net of reinsurance ceded	76,480	148,715	41,902	72,688	339,785	$45,769	$385,554

Total reinsurance ceded	8,780	19,944	16,065	980	45,769

Total, gross of reinsurance ceded	$85,260	$168,659	$57,967	$73,668	$385,554

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.
Separate
sub-accounts
were established for participating policies
in-force
at the demutualization of MLI and John Hancock Mutual Life Insurance Company. These
sub-accounts
permit this participating business to be operated as separate “closed blocks” of participating policies. As at December 31, 2021, $29,000 (2020 – $29,480) of both reinsurance assets and insurance contract liabilities were related to these closed blocks of participating policies.
(c) Assets backing insurance contract liabilities, other liabilities and capital
Assets are segmented and matched to liabilities with similar underlying characteristics by product line and major currency. The Company has established target investment strategies and asset mixes for each asset segment supporting insurance contract liabilities which consider the risk attributes of the liabilities supported by the assets and expectations of market performance. Liabilities with rate and term guarantees are predominantly backed by fixed-rate instruments on a cash flow matching basis for a targeted duration horizon. Longer duration cash flows on these liabilities as well as on adjustable products such as participating life insurance are backed by a broader range of asset classes, including equity and alternative long-duration investments. The Company’s capital is invested in a range of debt and equity investments, both public and private.
Changes in the fair value of assets backing net insurance contract liabilities, that the Company considers to be other than temporary, would have a limited impact on the Company’s net income wherever there is an effective matching of assets and liabilities, as these changes would be substantially offset by corresponding changes in the value of net insurance contract liabilities. The fair value of assets backing net insurance contract liabilities as at December 31, 2021, excluding reinsurance assets, was estimated at $354,587 (2020 – $350,264).
As at December 31, 2021, the fair value of assets backing capital and other liabilities was estimated at $571,431 (2020 – $543,273).
The following table presents the carrying value of assets backing net insurance contract liabilities, other liabilities and capital.

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Other liabilities (2)	Capital (3)	Total
As at December 31, 2021	Participating	Non- participating

Assets

Debt securities	$43,278	$82,050	$19,575	$36,207	$10,723	$32,306	$224,139

Public equities	14,667	8,112	453	374	626	3,835	28,067

Mortgages	3,799	13,295	4,572	8,526	21,802	20	52,014

Private placements	6,005	17,741	7,370	9,775	1,723	228	42,842

Real estate	3,467	6,814	987	1,782	6	177	13,233

Other	15,479	23,096	4,495	15,825	469,014	29,439	557,348

Total	$86,695	$151,108	$37,452	$72,489	$503,894	$66,005	$917,643

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Other liabilities (2)	Capital (3)	Total
As at December 31, 2020	Participating	Non- participating

Assets

Debt securities	$39,523	$81,548	$20,936	$34,725	$8,872	$33,121	$218,725

Public equities	12,365	6,971	461	310	402	3,213	23,722

Mortgages	3,069	12,536	4,923	8,315	21,338	26	50,207

Private placements	5,549	17,276	7,499	9,439	817	176	40,756

Real estate	3,385	6,466	1,027	1,697	57	200	12,832

Other	12,589	23,918	7,056	18,202	448,014	24,328	534,107

Total	$76,480	$148,715	$41,902	$72,688	$479,500	$61,064	$880,349

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.
(2)
Other liabilities are
non-insurance
contract liabilities which include segregated funds, bank deposits, long-term debt, deferred tax liabilities, derivatives, investment contracts, embedded derivatives and other miscellaneous liabilities.

(3)	Capital is defined in note 12.
(d) Significant insurance contract liability valuation assumptions
The determination of insurance contract liabilities involves the use of estimates and assumptions. Insurance contract liabilities have two major components: a best estimate amount and a provision for adverse deviation.
Best estimate assumptions
Best estimate assumptions are made with respect to mortality and morbidity, investment returns, rates of policy termination, operating expenses and certain taxes. Actual experience is monitored to ensure that assumptions remain appropriate and assumptions are changed as warranted. Assumptions are discussed in more detail in the following table.

Nature of factor and assumption methodology	Risk management
Mortality and morbidity

Mortality relates to the occurrence of death. Mortality is a key assumption for life insurance and certain forms of annuities. Mortality assumptions are based on the Company’s internal experience as well as past and emerging industry experience. Assumptions are differentiated by sex, underwriting class, policy type and geographic market. Assumptions are made for future mortality improvements.

Morbidity relates to the occurrence of accidents and sickness for insured risks. Morbidity is a key assumption for long-term care insurance, disability insurance, critical illness and other forms of individual and group health benefits. Morbidity assumptions are based on the Company’s internal experience as well as past and emerging industry experience and are established for each type of morbidity risk and geographic market. Assumptions are made for future morbidity improvements.

The Company maintains underwriting standards to determine the insurability of applicants. Claim trends are monitored on an ongoing basis. Exposure to large claims is managed by establishing policy retention limits, which vary by market and geographic location. Policies in excess of the limits are reinsured with other companies.

Mortality is monitored monthly and the overall 2021 experience was unfavourable (2020 – unfavourable) when compared to the Company’s assumptions. Morbidity is also monitored monthly and the overall 2021 experience was favourable (2020 – favourable) when compared to the Company’s assumptions.

Nature of factor and assumption methodology	Risk management
Investment returns

The Company segments assets to support liabilities by business segment and geographic market and establishes investment strategies for each liability segment. Projected cash flows from these assets are combined with projected cash flows from future asset purchases/sales to determine expected rates of return on these assets for future years. Investment strategies are based on the target investment policies for each segment and the reinvestment returns are derived from current and projected market rates for fixed income investments and a projected outlook for other alternative long-duration assets.

Investment return assumptions include expected future credit losses on fixed income investments. Credit losses are projected based on past experience of the Company and industry as well as specific reviews of the current investment portfolio.

Investment return assumptions for each asset class and geographic market also incorporate expected investment management expenses that are derived from internal cost studies. The costs are attributed to each asset class to develop unitized assumptions per dollar of asset for each asset class and geographic market.

The Company’s policy of closely matching asset cash flows with those of the corresponding liabilities is designed to mitigate the Company’s exposure to future changes in interest rates. The interest rate risk positions in business segments are monitored on an ongoing basis. Under CALM, the reinvestment rate is developed using interest rate scenario testing and reflects the interest rate risk positions.

In 2021, the movement in interest rates negatively (2020 – negatively) impacted the Company’s net income. This negative impact was primarily due to increase in risk-free interest rates and the overall steepening of the yield curve in the U.S. and Canada.

The exposure to credit losses is managed against policies that limit concentrations by issuer, corporate connections, ratings, sectors and geographic regions. On participating policies and some non-participating
policies, credit loss experience is passed back to policyholders through the investment return crediting formula. For other policies, premiums and benefits reflect the Company’s assumed level of future credit losses at contract inception or most recent contract adjustment date. The Company holds explicit provisions in actuarial liabilities for credit risk including provisions for adverse deviation.

In 2021, credit loss experience on debt securities and mortgages was favourable (2020 – unfavourable) when compared to the Company’s assumptions.

Equities, real estate and other alternative long-duration assets are used to support liabilities where investment return experience is passed back to policyholders through dividends or credited investment return adjustments. Equities, real estate, oil and gas and other alternative long-duration assets are also used to support long-dated obligations in the Company’s annuity and pension businesses and for long-dated insurance obligations on contracts where the investment return risk is borne by the Company.

In 2021, investment experience on alternative long-duration assets backing policyholder liabilities was favourable (2020 – unfavourable) primarily due to gains in private equities and real estate properties, partially offset by losses in timber and agriculture properties. In 2021, alternative long-duration asset origination did not exceed (2020 – did not exceed) valuation requirements.

In 2021, for the business that is dynamically hedged, segregated fund guarantee experience on residual, non-dynamically
hedged market risks were unfavourable (2020 – unfavourable). For the business that is not dynamically hedged, experience on segregated fund guarantees due to changes in the market value of assets under management was also unfavourable (2020 – unfavourable). This excludes the experience on the macro equity hedges.

In 2021, investment expense experience was unfavourable (2020 – unfavourable) when compared to the Company’s assumptions.

Nature of factor and assumption methodology	Risk management
Policy termination and premium persistency

Policies are terminated through lapses and surrenders, where lapses represent the termination of policies due to non-payment
of premiums and surrenders represent the voluntary termination of policies by policyholders. Premium persistency represents the level of ongoing deposits on contracts where there is policyholder discretion as to the amount and timing of deposits. Policy termination and premium persistency assumptions are primarily based on the Company’s recent experience adjusted for expected future conditions. Assumptions reflect differences by type of contract within each geographic market.

The Company seeks to design products that minimize financial exposure to lapse, surrender and premium persistency risk. The Company monitors lapse, surrender and persistency experience.

In aggregate, 2021 policyholder termination and premium persistency experience was unfavourable (2020 – unfavourable) when compared to the Company’s assumptions used in the computation of actuarial liabilities.

Expenses and taxes

Operating expense assumptions reflect the projected costs of maintaining and servicing in-force
policies, including associated overhead expenses. The expenses are derived from internal cost studies projected into the future with an allowance for inflation. For some developing businesses, there is an expectation that unit costs will decline as these businesses grow.

Taxes reflect assumptions for future premium taxes and other non-income
related taxes. For income taxes, policy liabilities are adjusted only for temporary tax timing and permanent tax rate differences on the cash flows available to satisfy policy obligations.

The Company prices its products to cover the expected costs of servicing and maintaining them. In addition, the Company monitors expenses monthly, including comparisons of actual expenses to expense levels allowed for in pricing and valuation.

Maintenance expenses for 2021 were unfavourable (2020 – unfavourable) when compared to the Company’s assumptions used in the computation of actuarial liabilities.

The Company prices its products to cover the expected cost of taxes.

Policyholder dividends, experience rating refunds, and other adjustable policy elements

The best estimate projections for policyholder dividends and experience rating refunds, and other adjustable elements of policy benefits are determined to be consistent with management’s expectation of how these elements will be managed should experience emerge consistently with the best estimate assumptions used for mortality and morbidity, investment returns, rates of policy termination, operating expenses and taxes.

The Company monitors policy experience and adjusts policy benefits and other adjustable elements to reflect this experience.

Policyholder dividends are reviewed annually for all businesses under a framework of Board-approved policyholder dividend policies.

Foreign currency

Foreign currency risk results from a mismatch of the currency of liabilities and the currency of the assets designated to support these obligations. Where a currency mismatch exists, the assumed rate of return on the assets supporting the liabilities is reduced to reflect the potential for adverse movements in foreign exchange rates.

The Company generally matches the currency of its assets with the currency of the liabilities they support, with the objective of mitigating the risk of loss arising from movements in currency exchange rates.

The Company reviews actuarial methods and assumptions on an annual basis. If changes are made to assumptions (refer to note 6(h)), the full impact is recognized in income immediately.
(e) Sensitivity of insurance contract liabilities to changes in non-economic
assumptions
The sensitivity of net income attributed to shareholders to changes in non-economic
assumptions underlying insurance contract liabilities is shown below, assuming a simultaneous change in the assumption across all business units. The sensitivity of net income attributed to shareholders to a deterioration or improvement in non-economic
assumptions for Long-Term Care (“LTC”) as at December 31, 2021 is also shown below.
In practice, experience for each assumption will frequently vary by geographic market and business and assumption updates are made on a business/geographic specific basis. Actual results can differ materially from these estimates for a variety of reasons including the interaction among these factors when more than one changes; changes in actuarial and investment return and future investment activity assumptions; changes in business mix, effective tax rates and other market factors; and the general limitations of internal models.
Potential impact on net income attributed to shareholders arising from changes to non-economic
assumptions
(1)

	Decrease in net income attributed to shareholders
As at December 31,	2021	2020
Policy related assumptions
2% adverse change in future mortality rates (2),(4)
Products where an increase in rates increases insurance contract liabilities	$(500)	$(500)
Products where a decrease in rates increases insurance contract liabilities	(500)	(600)
5% adverse change in future morbidity rates (incidence and termination) (3),(4),(5)	(5,500)	(5,700)
10% adverse change in future policy termination rates (4)	(2,400)	(2,600)
5% increase in future expense levels	(600)	(600)

(1)
The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in non-economic
assumptions. Experience gains or losses would generally result in changes to future dividends, with no direct impact to shareholders.

(2)
An increase in mortality rates will generally increase policy liabilities for life insurance contracts whereas a decrease in mortality rates will generally increase policy liabilities for policies with longevity risk such as payout annuities.

(3)
No amounts related to morbidity risk are included for policies where the policy liability provides only for claims costs expected over a short period, generally less than one year, such as Group Life and Health.

(4)
The impacts of the adverse sensitivities on LTC for morbidity, mortality and lapse do not assume any partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivities.

(5)	5% deterioration in incidence rates and 5% deterioration in claim termination rates.
Potential impact on net income attributed to shareholders arising from changes to non-economic
assumptions for Long-Term Care included in the above table
(1),(2)

	Decrease in net income attributed to shareholders
As at December 31,	2021	2020
Policy related assumptions
2% adverse change in future mortality rates	$(300)	$(300)
5% adverse change in future morbidity incidence rates	(2,000)	(2,100)
5% adverse change in future morbidity claims termination rates	(3,100)	(3,100)
10% adverse change in future policy termination rates	(400)	(400)
5% increase in future expense levels	(100)	(100)

(1)
The impacts of the adverse sensitivities on LTC for morbidity, mortality and lapse do not assume any partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivities.

(2)	The impact of favourable changes to all the sensitivities is relatively symmetrical.
(f) Provision for adverse deviation assumptions
The assumptions made in establishing insurance contract liabilities reflect expected best estimates of future experience. To recognize the uncertainty in these best estimate assumptions, to allow for possible misestimation of and deterioration in experience and to provide a greater degree of assurance that the insurance contract liabilities are adequate to pay future benefits, the Appointed Actuary is required to include a margin in each assumption.
Margins are released into future earnings as the policy is released from risk. Margins for interest rate risk are included by testing a number of scenarios of future interest rates. The margin can be established by testing a limited number of scenarios, some of which are prescribed by the Canadian Actuarial Standards of Practice, and determining the liability based on the worst outcome. Alternatively, the margin can be set by testing many scenarios, which are developed according to actuarial guidance. Under this approach the liability would be the average of the outcomes above a percentile in the range prescribed by the Canadian Actuarial Standards of Practice.
Specific guidance is also provided for other risks such as market, credit, mortality and morbidity risks. For other risks which are not specifically addressed by the Canadian Institute of Actuaries, a range is provided of five per cent to 20 per cent of the expected experience assumption. The Company uses assumptions within the permissible ranges, with the determination of the level set considering the risk profile of the business. On occasion, in specific circumstances for additional prudence, a margin may exceed the high end of the range, which is permissible under the Canadian Actuarial Standards of Practice. This additional margin would be released if the specific circumstances which led to it being established were to change.
Each margin is reviewed annually for continued appropriateness.
(g) Change in insurance contract liabilities
The change in insurance contract liabilities was a result of the following business activities and changes in actuarial estimates.

For the year ended December 31, 2021	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$325,408	$14,377	$339,785	$45,769	$385,554
New policies (2)	5,947	–	5,947	276	6,223
Normal in-force movement (2)	4,689	1,283	5,972	(1,812)	4,160
Changes in methods and assumptions (2)	287	–	287	455	742
Reinsurance transactions	–	–	–	–	–
Impact of changes in foreign exchange rates	(4,059)	(188)	(4,247)	(157)	(4,404)
Balance, December 31	$332,272	$15,472	$347,744	$44,531	$392,275

For the year ended December 31, 2020	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$296,589	$13,219	$309,808	$41,353	$351,161
New policies (3)	3,166	–	3,166	481	3,647
Normal in-force movement (3)	32,340	1,312	33,652	(3,030)	30,622
Changes in methods and assumptions (3)	563	–	563	4,559	5,122
Reinsurance transactions (4)	(3,360)	–	(3,360)	3,360	–
Impact of changes in foreign exchange rates	(3,890)	(154)	(4,044)	(954)	(4,998)
Balance, December 31	$325,408	$14,377	$339,785	$45,769	$385,554

(1)	Other insurance contract liabilities are comprised of benefits payable and provisions for unreported claims and policyholder amounts on deposit.
(2)
In 2021, the $10,719 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force
movement, new policies and changes in methods and assumptions. These three items in the gross insurance contract liabilities were netted off by an increase of $11,125, of which $9,868 is included in the Consolidated Statements of Income increase in insurance contract liabilities and $1,257 is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts.

(3)
In 2020, the $36,982 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force
movement, new policies, associated embedded derivatives and changes in methods and assumptions. These three items in the gross insurance contract liabilities were netted off by an increase of $39,391, of which $37,876 is included in the Consolidated Statements of Income increase in insurance contract liabilities and $1,515 is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts; however, these embedded derivatives are included in other liabilities on the Consolidated Statements of Financial Position.

(4)
On September 30, 2020, the Company, through its subsidiary John Hancock Life Insurance Company (U.S.A.), entered into a reinsurance agreement with Global Atlantic Financial Group Ltd to reinsure a block of legacy U.S. bank owned life insurance (“BOLI”). Under the terms of the transaction, the Company will maintain responsibility for servicing the policies with no expected impact to the BOLI policyholders. The transaction was structured such that the Company ceded policyholder contract liabilities and transferred invested assets backing these liabilities.

(h) Actuarial methods and assumptions
A comprehensive review of actuarial methods and assumptions is performed annually. The review is designed to reduce the Company’s exposure to uncertainty by ensuring assumptions for both asset and liability related risks remain appropriate. This is accomplished by monitoring experience and selecting assumptions which represent a current best estimate view of expected future experience, and margins for adverse deviations that are appropriate for the risks assumed. While the assumptions selected represent the Company’s current best estimates and assessment of risk, the ongoing monitoring of experience and changes in the economic environment are likely to result in future changes to the actuarial assumptions, which could materially impact the measurement of insurance contract liabilities.
This year’s review of actuarial methods and assumptions did not reflect
COVID-19
experience as it is too soon to assess the impact of
COVID-19
on long-term assumptions. Experience related to
COVID-19
will continue to be closely monitored, as well as emerging research on the long-term implications of
COVID-19
on mortality and other assumptions.
2021 Review of Actuarial Methods and Assumptions
The completion of the 2021 annual review of actuarial methods and assumptions resulted in an increase in insurance contract liabilities of $287, net of reinsurance, and a decrease in net income attributed to shareholders of $41 post-tax.

	Change in insurance contract liabilities, net of reinsurance
For the year ended December 31, 2021	Total	Attributed to participating policyholders’ account (1)	Attributed to shareholders’ account	Change in net income attributed to shareholders (post-tax)
U.S. variable annuity product review	$51	$–	$51	$(40)
Mortality and morbidity updates	350	–	350	(257)
Lapses and policyholder behaviour updates	686	18	668	(534)
Expense updates	(653)	(25)	(628)	503
Investment related updates	(257)	(2)	(255)	168
Other updates	110	231	(121)	119
Net impact	$287	$222	$65	$(41)

(1)
The change in insurance contract liabilities, net of reinsurance, attributable to the participating policyholders’ account was primarily driven by a reduction in the expected long-term interest rates within the valuation models to reflect the low interest rate environment.

U.S. variable annuity product review
The review of the Company’s variable annuity products in the U.S. resulted in a $40 post-tax
charge to net income attributed to shareholders.
The charge was primarily driven by updates to lapse assumptions to reflect emerging experience, partially offset by refinements to the Company’s segregated fund guaranteed minimum withdrawal benefit valuation models.
Updates to mortality and morbidity
Mortality and morbidity updates resulted in a $257
post-tax
charge to net income attributed to shareholders.
The charge was driven by updates to older age mortality on certain products in the Company’s U.S. life insurance business, mortality assumption updates in Indonesia to reflect recent experience, as well as from refining assumptions on several reinsurance arrangements in Canada.
Updates to lapses and policyholder behaviour
Updates to lapses and policyholder behaviour assumptions resulted in a $534 post-tax
charge to net income attributed to shareholders.
The Company completed a detailed review of lapse assumptions for non-participating
policies within the Company’s U.S. life insurance business including those for universal life, variable universal life, and term products. The Company observed a trend of low lapse rates on the protection-focused universal life insurance products as consumers continue to value the product guarantees in the prolonged low interest rate environment. The Company lowered the overall lapse assumptions for these products to reflect actual experience, which resulted in a post-tax
charge to net income attributed to shareholders.
Other updates to lapse and policyholder behaviour assumptions were made across several products in Canada and Japan to reflect recent experience, resulting in a modest post-tax
charge to net income attributed to shareholders.
Expense updates
Updates to expense assumptions resulted in a $503
post-tax
gain to net income attributed to shareholders
.
The Company completed a detailed review of the investment expense assumptions across the Company. This resulted in a $263 post-tax
gain to net income attributed to shareholders, primarily driven by scale benefits.
The Company also completed a global expense study, which resulted in a $256 post-tax
gain to net income attributed to shareholders. The favourable result primarily reflects a reallocation of expenses across certain business lines to align with actual experience, as well as from expense savings related to various expense efficiency initiatives.
Investment related updates
Updates to investment return assumptions resulted in a $168
post-tax
gain to net income attributed to shareholders.
The primary driver of the gain was an update to the Company’s corporate bond default rates to reflect recent experience; the Company reduced default assumptions for certain credit ratings in Canada, the U.S., and Japan. This was partially offset by a reduction to the Company’s Canadian real estate investment return assumptions.

Other updates
Other updates resulted in a $119
post-tax
gain to net income attributed to shareholders.
This was primarily driven by Japan, whereby investment fees for certain mandates in the general account provided by affiliate investment managers were reviewed and updated to align with broader market levels.
2020 Review of Actuarial Methods and Assumptions
The 2020 annual review of actuarial methods and assumptions resulted in an increase in insurance contract liabilities of $563, net of reinsurance, and a decrease in net income attributed to shareholders of $198 post-tax.

	Change in insurance contract liabilities, net of reinsurance
For the year ended December 31, 2020	Total	Attributed to participating policyholders’ account (1)	Attributed to shareholders’ account	Change in net income attributed to shareholders (post-tax)
Canada variable annuity product review	$(42)	$–	$(42)	$31
Mortality and morbidity updates	(304)	(1)	(303)	232
Lapses and policyholder behaviour updates	893	–	893	(682)
Investment related updates	(212)	(153)	(59)	31
Other updates	228	455	(227)	190
Net impact	$563	$301	$262	$(198)

(1)
The change in insurance contract liabilities, net of reinsurance, attributable to the participating policyholders’ account was driven by refinements to the Company’s valuation models, primarily due to annual updates to reflect market movements in the first half of 2020.

Canada variable annuity product review
The review of the Company’s variable annuity product in Canada resulted in a $31 post-tax
gain to net income attributed to shareholders.
The gain was driven by refinements to the segregated fund guaranteed minimum withdrawal benefit valuation models, partially offset by updates to lapse assumptions to reflect emerging experience.
Updates to mortality and morbidity
Mortality and morbidity updates resulted in a $232
post-tax
gain to net income attributed to shareholders.
The gain was primarily driven by a review of the Company’s reinsurance arrangements and mortality margins for preferred risk classes in Canada Individual Insurance business, as well as updates to the morbidity assumptions on certain products in Japan. This was partially offset by a charge from the review of mortality assumptions in the U.S. Insurance business, where emerging experience showed higher mortality at older attained ages.
Other updates to mortality and morbidity assumptions were made across several products, largely in Canada, to reflect recent experience resulting in a net post-tax
gain to net income attributable to shareholders.
Updates to lapses and policyholder behaviour
Updates to lapses and policyholder behaviour assumptions resulted in a $682 post-tax
charge to net income attributed to shareholders.
The Company completed a detailed review of the lapse assumptions for universal life policies in Canada, including both yearly renewable term, and level cost of insurance products. The Company lowered the ultimate lapse assumptions due to the emergence of more recent data, which resulted in a post-tax
charge of $504 to net income attributed to shareholders, primarily driven by adverse experience on large policies.
Other updates to lapse and policyholder behaviour assumptions were made across several products to reflect recent experience resulting in a net post-tax
charge to net income attributable to shareholders. The primary driver of the charge was adverse lapse experience from retail policies in Japan.
Investment related updates
Updates to investment return assumptions resulted in a $31
post-tax
gain to net income attributed to shareholders.
Other updates
Other updates resulted in a $190
post-tax
gain to net income attributed to shareholders. This incorporated several positive items including updates to the Company’s U.S. segregated fund guaranteed minimum withdrawal benefit valuation models, as well as updates to the projection of the tax and liability cash flows in the U.S
.
to align with updated U.S. tax and statutory reporting standard changes, partially offset by refinements to the valuation models, primarily driven by annual updates to reflect market movements in the first half of 2020.
(i) Insurance contracts contractual obligations
Insurance contracts give rise to obligations fixed by agreement. As at December 31, 2021, the Company’s contractual obligations and commitments relating to insurance contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Insurance contract liabilities (1)	$12,793	$10,977	$17,091	$868,749	$909,610

(1)
Insurance contract liability cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, commissions and premium taxes offset by contractual future premiums on in-force
contracts. These estimated cash flows are based on the best estimate assumptions used in the determination of insurance contract liabilities. These amounts are undiscounted and reflect recoveries from reinsurance agreements. Due to the use of assumptions, actual cash flows may differ from these estimates. Cash flows include embedded derivatives measured separately at fair value.

(j) Gross claims and benefits
The following table presents a breakdown of gross claims and benefits.

For the years ended December 31,	2021	2020
Death, disability and other claims	$18,583	$18,064
Maturity and surrender benefits	8,728	8,613
Annuity payments	3,276	3,560
Policyholder dividends and experience rating refunds	1,255	1,411
Net transfers from segregated funds	(732)	(1,515)
Total	$31,110	$30,133
(k) Reinsurance transactions
On November 15, 2021, the Company, through its subsidiary John Hancock Life Insurance Company (U.S.A.) (“JHUSA”), entered into a reinsurance agreement with Venerable Holdings, Inc. to reinsure a block of legacy U.S. variable annuity (“VA”) policies. Under the terms of the transaction, the Company will retain responsibility for the maintenance of the policies with no intended impact to VA policyholders. The transaction was structured as coinsurance for the general fund liabilities and modified coinsurance for the segregated fund liabilities. The transaction closed on February 1, 2022 resulting in an estimated after-tax gain of
$750.
On September 30, 2020, the Company, through its subsidiary JHUSA, entered into a reinsurance agreement with Global Atlantic Financial Group Ltd to reinsure a block of legacy U.S. bank owned life insurance (“BOLI”). Under the terms of the transaction, the Company will maintain responsibility for servicing the policies with no expected impact to the BOLI policyholders. The transaction was structured such that the Company ceded policyholder contract liabilities and transferred invested assets backing these liabilities.
The transaction closed with an effective date of July 1, 2020. The Company recorded an after-tax
gain of $262, which includes an increase in reinsurance assets and ceded premiums of $3.4 billion and $3.3 billion, respectively, on the Consolidated Statements of Income.